CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Net Income	$ 24,950	$ 18,055	$ 31,757
Unrealized gains (losses) on available-for-sale securities:
Changes in unrealized gains	(1,098)	(221)	4,455
Less: reclassification adjustments for gains included in net income	(424)	(124)	(21)
Other comprehensive income (loss) before tax	(1,522)	(345)	4,434
Income tax expense related to components of other comprehensive income			(693)
Other comprehensive income (loss), net of tax	(1,522)	(345)	3,741
Comprehensive income	$ 23,428	$ 17,710	$ 35,498